SHARE-BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options
Method and assumptions on valuation of stock options
Expected stock option life (years)	3 years	3 years	3 years
Expected volatility	50.20%	38.70%	46.50%
Risk-free interest rate	0.40%	1.20%	2.50%
Expected dividend yield	0.00%	0.00%	0.00%
Options
Beginning of the period (in shares)	8.7
Granted (in shares)	1.6
Exercised (in shares)	(1.2)
Expired or forfeited (in shares)	(0.2)
End of the period (in shares)	8.9	8.7
Vested and expected to vest at the end of the period (in shares)	8.5
Vested and exercisable at the end of the period (in shares)	5.5
Weighted- Average Exercise Price Per Share
Beginning of the period (in dollars per share)	$ 25.59
Granted (in dollars per share)	32.01
Exercised (in dollars per share)	18.20
Expired or forfeited (in dollars per share)	29.33
End of the period (in dollars per share)	27.65	$ 25.59
Vested and expected to vest at the end of the period (in dollars per share)	27.65
Vested and exercisable at the end of the period (in dollars per share)	$ 27.60
Weighted- Average Remaining Contractual Term (Years)
Outstanding at the end of the period	6 years 7 months 6 days
Vested and expected to vest at the end of the period	6 years 6 months
Vested and exercisable at the end of the period	5 years 6 months
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 36
Vested and expected to vest at the end of the period	35
Vested and exercisable at the end of the period	$ 30
Additional disclosures
Weighted-average grant date fair value of stock options (in dollars per share)	$ 10.92	$ 6.60	$ 8.45
Intrinsic value of stock options exercised in the period	$ 15	$ 2	$ 3
Proceeds from exercise of stock options	22	5	5
Remaining unrecognized compensation expense related to non-vested awards	$ 10
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 7 months 6 days
Fair value of stock options vested	$ 15	$ 15	$ 18
Vesting Period One
Share-based compensation
Vesting period	3 years
Vesting Period One | Stock options
Share-based compensation
Percentage of stock options that will vest on each of the first, second, third and fourth anniversaries from the date of grant	33.00%
Vesting Period Two
Share-based compensation
Vesting period	4 years
Vesting Period Two | Stock options
Share-based compensation
Percentage of stock options that will vest on each of the first, second, third and fourth anniversaries from the date of grant	25.00%